UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4186

 NAME OF REGISTRANT:                     John Hancock Income Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


127230 John Hancock Funds Income Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X17 John Hancock Funds Income Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933016051
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM BARNET, III                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          Against                        Against

1C     ELECTION OF DIRECTOR: VIRGIS W. COLBERT                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN T. COLLINS                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: GARY L. COUNTRYMAN                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: TOMMY R. FRANKS                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: KENNETH D. LEWIS                    Mgmt          Against                        Against

1I     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          Against                        Against

1J     ELECTION OF DIRECTOR: WALTER E. MASSEY                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: PATRICIA E. MITCHELL                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JOSEPH W. PRUEHER                   Mgmt          For                            For

1N     ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI                 Mgmt          For                            For

1O     ELECTION OF DIRECTOR: THOMAS M. RYAN                      Mgmt          For                            For

1P     ELECTION OF DIRECTOR: O. TEMPLE SLOAN, JR.                Mgmt          Against                        Against

1Q     ELECTION OF DIRECTOR: ROBERT L. TILLMAN                   Mgmt          Against                        Against

1R     ELECTION OF DIRECTOR: JACKIE M. WARD                      Mgmt          Against                        Against

02     RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM FOR 2009

03     AN ADVISORY (NON-BINDING) VOTE APPROVING EXECUTIVE        Mgmt          Against                        Against
       COMPENSATION

04     STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT           Shr           Against                        For
       EMPLOYMENT

05     STOCKHOLDER PROPOSAL - ADVISORY VOTE ON EXEC              Shr           For                            Against
       COMP

06     STOCKHOLDER PROPOSAL - CUMULATIVE VOTING                  Shr           For                            Against

07     STOCKHOLDER PROPOSAL - SPECIAL STOCKHOLDER MEETINGS       Shr           For                            Against

08     STOCKHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN         Shr           For                            Against

09     STOCKHOLDER PROPOSAL - PREDATORY CREDIT CARD              Shr           For                            Against
       LENDING PRACTICES

10     STOCKHOLDER PROPOSAL - ADOPTION OF PRINCIPLES             Shr           Against                        For
       FOR HEALTH CARE REFORM

11     STOCKHOLDER PROPOSAL - LIMITS ON EXEC COMP                Shr           For                            Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Income Securities Trust
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/26/2009